Consolidated Balance Sheets - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash	$ 6,756	$ 2,715,719
Accounts receivable	2,955	23,697
Inventory	774,349	618,262
Prepaid expenses	676,969	81,339
Total current assets	1,461,029	3,439,017
Property and equipment, net	48,422	3,376,427
Right of use asset	782,439	1,215,968
Deposits	512,659	512,659
Total assets	2,804,549	8,544,071
Current liabilities:
Accounts payable	2,050,605	162,034
Accrued liabilities	255,849	37,434
Note payable, current	1,000,000	1,000,000
Right of use liability, current portion	496,963	483,186
Lease liability, current portion	2,363,807	2,214,348
Total current liabilities	6,237,224	3,897,002
Note payable, net of current portion	230,933	1,214,600
Simple agreements for future equity		13,150,745
Restricted stock award liability	158,617	162,747
Right of use liability	211,181	708,143
Lease liability		1,862,980
Total liabilities	6,837,955	20,996,217
Commitments and contingencies (Note 12)
Stockholders’ equity (deficit):
Preferred stock, value
Common stock, $0.0001 par value; 300,000,000 shares authorized, 24,832,814 and 7,161,654 shares issued and 24,508,795 and 6,826,352 shares outstanding as of December 31, 2023 and 2022, respectively	2,450	683
Additional paid-in capital	64,468,141	31,232,737
Subscription receivable	(169,616)	(165,719)
Accumulated deficit	(68,334,381)	(43,520,645)
Total stockholders’ equity (deficit)	(4,033,406)	(12,452,146)
Total liabilities and stockholders’ equity (deficit)	2,804,549	8,544,071
Series Seed Preferred Stock
Stockholders’ equity (deficit):
Preferred stock, value		309
Series Seed-1 Preferred Stock
Stockholders’ equity (deficit):
Preferred stock, value		244
Series Seed-2 Preferred Stock
Stockholders’ equity (deficit):
Preferred stock, value		209
Series Seed-3 Preferred Stock
Stockholders’ equity (deficit):
Preferred stock, value		36
Related Party
Current liabilities:
Note payable - related party	$ 70,000